TANGIBLE EQUITY UNITS - Narrative (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Jun. 15, 2020 USD ($)	Mar. 05, 2020 USD ($) item	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Mar. 05, 2020 CAD ($)	Mar. 05, 2020 USD ($) $ / shares
Disclosure of financial liabilities [line items]
TEU offering (in shares) | item		15,500,000
TEUs, rate					6.00%	6.00%
Gross proceeds					$ 1,040.7	$ 775,000,000.0
TEUs, stated amount (in usd per share) | $ / shares						$ 50.00
Purchase contract, conversion ratio of contracts to subordinate voting shares (not more than)		2.6316
Purchase contract, conversion ratio of contracts to subordinate voting shares (not less than)		2.1933
Threshold appreciation price (in usd per share) | $ / shares						22.80
Reference price (in usd per share) | $ / shares						$ 19.00
Minimum subordinate voting share conversion of the TEUs (in shares) | shares			25,658,711	33,991,500
Mark-to-market loss on Purchase Contracts | $			$ 349.6	$ 449.2
Amortizing Notes
Disclosure of financial liabilities [line items]
Notional amount per note | $						$ 8.5143
Borrowings, interest rate					4.00%	4.00%
Amortizing notes, quarterly payment per note | $	$ 0.8333	$ 0.7500